Property and Equipment (Details Narrative) 10Q - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 10,494	$ 10,668	$ 21,512	$ 21,301